Corrections to Previously Issued Consolidated Financial Statements (Details Textual) - USD ($)	2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2015	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2016	Jul. 21, 2015
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Due to related party	$ 22,517	$ 950,000		$ 950,000		$ 6,500,000
Total liabilities	369,103	1,029,160		1,029,160		6,556,470
Total liabilities increased						6,500,000
Additional paid in capital	1,132,685	10,583,912		10,583,912		4,733,461
Additional paid in capital increased						60
Accumulated deficit	(315,602)	(11,720,409)		(11,720,409)		(11,323,401)
Accumulated deficit increased						6,500,000
Total equity (deficit)	633,357	(922,750)		(922,750)		(6,379,118)	$ 897,001
Total equity (deficit) decreased						6,500,000
Selling, general and administrative expenses	315,602	208,315	$ 108,732	393,503	$ 110,359	997,263
Selling, general and administrative expenses decreased						3,500,000
Research and development expenses		25,150	6,500,000	50,348	10,000,000	10,000,000
Research and development expenses increased						10,000,000
Net loss from operations	(315,602)	(236,841)	(6,608,764)	(377,227)	(10,110,391)	(10,997,295)
Loss from continuing operations before taxes	(315,602)	(255,841)	(6,608,712)	(396,178)	(10,110,147)	(11,006,963)
Loss from continuing operations before taxes increased						6,500,000
Net loss increased	$ (315,602)	$ (256,671)	$ (6,608,712)	$ (397,008)	$ (10,110,147)	$ (11,007,799)
Basic and diluted loss per share	$ 0.00	$ (0.00)	$ (0.03)	$ (0.00)	$ (0.05)	$ (0.06)
Basic and diluted loss per share increased						$ 0.06
Net Income (Loss) Attributable to Parent	$ (315,602)	$ (256,671)	$ (6,608,712)	$ (397,008)	$ (10,110,147)	$ (11,007,799)
Net loss from continuing operations increased						6,500,000
Issuance of common stock for compensation and recapitalization						1,295,324
(Decrease) increase in due to related party	22,517			(650,000)	9,977,483	6,477,483
(Decrease) increase in due to related party increased						6,500,000
Net cash used in operating activities	(715)			$ (1,017,127)	$ (428,849)	(3,474,707)
Net cash used in operating activities increased	198
Minimum [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Due to related party						0
Total liabilities						56,470
Additional paid in capital						4,733,401
Accumulated deficit						(4,823,401)
Total equity (deficit)						120,882
Selling, general and administrative expenses						4,497,263
Research and development expenses						0
Net loss from operations						(4,497,295)
Loss from continuing operations before taxes						(4,506,963)
Net loss increased						$ (4,507,799)
Basic and diluted loss per share						$ 0
Net Income (Loss) Attributable to Parent						$ (4,507,799)
(Decrease) increase in due to related party						(22,517)
Net cash used in operating activities	(517)
Maximum [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Due to related party						6,500,000
Total liabilities						6,556,470
Additional paid in capital						4,733,461
Accumulated deficit						(11,323,401)
Total equity (deficit)						(6,379,118)
Selling, general and administrative expenses						997,263
Research and development expenses						10,000,000
Net loss from operations						(10,997,295)
Loss from continuing operations before taxes						(11,006,963)
Net loss increased						$ (11,007,799)
Basic and diluted loss per share						$ (0.06)
Net Income (Loss) Attributable to Parent						$ (11,007,799)
(Decrease) increase in due to related party						6,477,483
Net cash used in operating activities	$ (715)